NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Net income (loss) per ordinary share
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE COMPUTATION

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income (loss)	110,499	(146,480)	109,429
Accretion of Redeemable Convertible Preferred Shares	(146,341)	(113,658)	—
Numerator for basic and diluted net income (loss) per share calculation	(35,842)	(260,138)	109,429
Denominator:
Denominator for basic net income (loss) per share calculation	72,000,000	103,695,655	207,133,005
Dilutive effect of share-based awards	—	—	1,421,147
Denominator for diluted net income (loss) per share calculation	72,000,000	103,695,655	208,554,152
Net income (loss) per ordinary share
—Basic	(0.50)	(2.51)	0.53
—Diluted	(0.50)	(2.51)	0.52

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

The potentially dilutive securities that have not been included in the calculation of diluted net income (loss) per share as the exercise of options and vesting of the Class A restricted share units are contingent upon the occurrence of IPO or their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2023	2024	2025
Preferred shares	121,079,448	—	—
Share options	2,404,681	4,322,839	—
Class A restricted share units	5,299,000	2,726,000	—